Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable and Accrued Expenses
Schedule of Accounts payable and accrued expenses

	December 31,	December 31,
	2020	2019
Accounts payable	$28,076	$16,618
Accrued compensation and related expenses	48,449	17,770
Accrued marketing	51,436	11,855
Accrued professional fees	10,640	10,344
Accrued operating taxes	19,509	5,745
Accrued partnership fees	21,112	7,868
Accrued other expenses	44,411	15,095
Total	$223,633	$85,295